Prepayments and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepayments And Other Assets [Abstract]
Summary Of Prepayments And Other Assets

	2021	2020
(in $ millions)	$	$
Non-current
Deposits	127	4
Current
Prepayments	81	34
Tax recoverable	48	25
Deposits	48	35
Others	23	28
Less: Loss allowance	(15)	(13)
	185	109